REYNDERS, MCVEIGH CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2020 (Unaudited)

COMMON STOCKS — 98.52%	Shares	Fair Value
Canada — 2.75%
Industrials — 2.75%
Canadian National Railway Company	8,035	$665,860

Denmark — 5.80%
Health Care — 1.93%
Novo Nordisk A/S, Class B - ADR	7,369	466,679

Materials — 1.77%
Novozymes A/S, Class B(a)	8,704	428,237

Utilities — 2.10%
Orsted A/S(a)	5,054	506,860

Total Denmark		1,401,776

France — 3.26%
Consumer Staples — 1.60%
L'Oreal SA	1,352	388,024

Information Technology — 1.66%
Capgemini SE(a)	4,250	400,421

Total France		788,445

Ireland — 2.82%
Consumer Staples — 2.82%
Kerry Group plc	5,944	681,331

Japan — 2.03%
Consumer Discretionary — 2.03%
Panasonic Corporation - ADR	64,886	491,187

See accompanying notes which are an integral part of this schedule of investments.

Netherlands — 3.40%
Materials — 3.40%
Koninklijke DSM N.V.	6,718	822,698

Norway — 2.18%
Industrials — 2.18%
Tomra Systems ASA	15,291	527,540

Sweden — 2.32%
Materials — 2.32%
BillerudKorsnas AB(a)	44,380	562,046

Switzerland — 0.45%
Health Care — 0.45%
CRISPR Therapeutics AG(a)	2,200	108,240

United Kingdom — 4.15%
Consumer Staples — 2.11%
Unilever plc - ADR	9,845	510,660

Information Technology — 2.04%
Halma plc	18,499	493,903

Total United Kingdom		1,004,563

United States — 69.36%
Communication Services — 6.91%
Alphabet, Inc., Class C(a)	505	681,073
New York Times Company (The), Class A	11,833	384,809
Walt Disney Company (The)	5,600	605,640
		1,671,522
Consumer Discretionary — 4.07%
NIKE, Inc., Class B	5,895	513,926
Tesla, Inc.(a)	600	469,128
		983,054
Financials — 3.95%
First Republic Bank	3,800	396,302

See accompanying notes which are an integral part of this schedule of investments.

MarketAxess Holdings, Inc.	1,230	559,662
		955,964
Health Care — 19.74%
Abbott Laboratories	9,212	848,333
Becton, Dickinson and Company	3,252	821,228
CVS Health Corporation	11,920	733,676
Danaher Corporation	4,449	727,234
Frequency Therapeutics, Inc.(a)	15,500	246,605
Illumina, Inc.(a)	1,539	490,987
Teladoc Health, Inc.(a)	5,495	904,422
		4,772,485
Industrials — 6.93%
Carrier Global Corporation(a)	25,000	442,750
Rockwell Automation, Inc.	4,201	796,005
Xylem, Inc.	6,083	437,368
		1,676,123
Information Technology — 23.48%
Amphenol Corporation, Class A	5,300	467,778
Analog Devices, Inc.	6,594	722,703
Apple, Inc.	2,140	628,732
Fiserv, Inc.(a)	5,884	606,405
Mastercard, Inc., Class A	3,094	850,757
Microsoft Corporation	3,725	667,557
NVIDIA Corporation	2,417	706,441
PayPal Holdings, Inc.(a)	4,317	530,991
Xilinx, Inc.	5,641	493,023
		5,674,387
Materials — 2.51%
AptarGroup, Inc.	5,658	605,859

Utilities — 1.77%
Ormat Technologies, Inc.	6,867	428,569

Total United States		16,767,963

Total Common Stocks (Cost $21,749,049)		23,821,649

CERTIFICATES OF DEPOSIT — 0.21%	Principal Amount	Fair Value
Self-Help Federal Credit Union, 1.90%, 12/20/2021	$50,000	$51,049

Total Certificates of Deposit (Cost $50,000)		51,049

See accompanying notes which are an integral part of this schedule of investments.

MONEY MARKET FUNDS - 1.65%	Shares
Federated Treasury Obligations Fund - Institutional Class, 0.01%(b)	399,283	399,283

Total Money Market Funds (Cost $399,283)		399,283

Total Investments — 100.38% (Cost $22,198,332)		24,271,981

Liabilities in Excess of Other Assets — (0.38)%		(92,796)

NET ASSETS — 100.00%		$24,179,185

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2020.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of April 30, 2020, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$2,825,730
Gross unrealized depreciation	(752,081)
Net unrealized appreciation/(depreciation) on investments	$2,073,649

As of April 30, 2020, the aggregate cost of securities for federal income tax purposes was $22,198,332 for the Reynders, McVeigh Core Equity Fund.

See accompanying notes which are an integral part of this schedule of investments.

Reynders, McVeigh Core Equity Fund

Notes to the Schedule of Investments

April 30, 2020

(Unaudited)

The Reynders, McVeigh Core Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective securities using the effective interest method.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of trustees (“Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available, Reynders, McVeigh Capital Management, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$21,755,574	$2,066,075	$-	$23,821,649
Certificates of Deposit	-	51,049	-	51,049
Money Market Funds	399,283	-	-	399,283
Total	$22,154,857	$2,117,124	$-	$24,271,981

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.